INVENTORY	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
INVENTORY
INVENTORY	NOTE 3. INVENTORY Inventories consist of the following:
	March 31,	December 31,
	2026	2025
Component parts	$63,797	$65,802
Finished goods	78,425	80,720
Inventory	$142,222	$146,522
NOTE 3. INVENTORY Inventories consist of the following:
	December 31,	December 31,
	2025	2024
Component parts	$65,802	$80,164
Finished goods	80,720	144,711
Inventory	$146,522	$224,875